Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	$ 474
Net investing cash flows	(443)
Net financing cash flows	(13)
Net increase in cash and cash equivalents from Discontinued operations	18
Less Cash and cash equivalents	(15,613)	$ (15,246)	$ (13,426)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	474
Net investing cash flows	(443)
Net financing cash flows	(13)
Net increase in cash and cash equivalents from Discontinued operations	18
Net proceeds received from the sale of Onshore US	10,531
Less Cash and cash equivalents	(104)
Proceeds from divestment of Onshore US, net of its cash	10,427
Total cash impact	$ 10,445